UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/28/17 (Unaudited)

COMMON STOCKS (87.9%)(a)
			Shares	Value

Advertising and marketing services (0.2%)

Hakuhodo DY Holdings, Inc. (Japan)			1,200	$14,751

WPP PLC (United Kingdom)			6,930	163,125

				177,876
Aerospace and defense (2.2%)

BAE Systems PLC (United Kingdom)			3,670	28,690

Bharat Electronics, Ltd. (India)			1,473	33,461

L3 Technologies, Inc.			3,401	572,456

Northrop Grumman Corp.			1,942	479,849

Raytheon Co.			3,177	489,735

Thales SA (France)			420	41,380

				1,645,571
Airlines (0.8%)

Aeroflot PJSC (Russia)(NON)			7,498	21,197

ANA Holdings, Inc. (Japan)			19,000	56,791

Asia Aviation PCL NVDR (Thailand)			173,200	30,020

Delta Air Lines, Inc.			8,289	413,870

Deutsche Lufthansa AG (Germany)			638	9,348

easyJet PLC (United Kingdom)			619	7,305

Japan Airlines Co., Ltd. (Japan)			500	16,329

Qantas Airways, Ltd. (Australia)			19,347	55,625

				610,485
Automotive (1.0%)

Fiat Chrysler Automobiles NV (Italy)			5,978	65,421

Fuji Heavy Industries, Ltd. (Japan)			1,300	48,681

Hino Motors, Ltd. (Japan)			1,400	16,262

Kia Motors Corp. (South Korea)			223	7,543

Lear Corp.			1,555	220,794

Maruti Suzuki India, Ltd. (India)			258	22,902

Mazda Motor Corp. (Japan)			3,000	42,085

Peugeot SA (France)(NON)			2,981	56,719

Renault SA (France)			981	86,997

Suzuki Motor Corp. (Japan)			200	7,822

Valeo SA (France)			1,179	72,456

Visteon Corp.(NON)			1,420	131,591

				779,273
Banking (6.8%)

Banco Macro SA ADR (Argentina)			729	56,177

Banco Santander SA (Spain)			14,029	76,600

Bank of China, Ltd. (China)			187,000	94,670

Bank of New York Mellon Corp. (The)			6,062	285,763

Bank Tabungan Negara Persero Tbk PT (Indonesia)			151,400	24,295

BNP Paribas SA (France)			3,128	182,690

Capital One Financial Corp.			675	63,356

China Construction Bank Corp. (China)			93,000	76,553

Citigroup, Inc.			18,961	1,134,057

Credicorp, Ltd. (Peru)			427	70,293

Credit Agricole SA (France)			396	4,780

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			28,323	48,201

Fukuoka Financial Group, Inc. (Japan)			8,000	37,314

Grupo Supervielle SA ADR (Argentina)(NON)			1,681	25,787

Hachijuni Bank, Ltd. (The) (Japan)			2,200	13,904

HDFC Bank, Ltd. (India)			2,055	42,816

Industrial & Commercial Bank of China, Ltd. (China)			159,000	104,254

Industrial Bank of Korea (South Korea)			5,765	62,965

Itau Unibanco Holding SA ADR (Preference) (Brazil)			5,326	68,120

JPMorgan Chase & Co.			16,569	1,501,468

Kasikornbank PCL NVDR (Thailand)			6,200	34,015

Mitsubishi UFJ Financial Group, Inc. (Japan)			23,642	155,390

Moneta Money Bank AS (Czech Republic)(NON)			7,360	24,614

Nedbank Group, Ltd. (South Africa)			2,515	46,974

Popular, Inc. (Puerto Rico)			2,551	112,397

Regions Financial Corp.			14,801	226,011

Resona Holdings, Inc. (Japan)			17,800	99,342

Sberbank of Russia PJSC ADR (Russia)			8,245	89,953

Shinhan Financial Group Co., Ltd. (South Korea)			1,179	48,693

Societe Generale SA (France)			2,822	125,295

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,607	179,490

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			200	7,173

Woori Bank (South Korea)			2,981	35,063

				5,158,473
Beverage (1.6%)

Asahi Group Holdings, Ltd. (Japan)			1,400	49,460

Coca-Cola Amatil, Ltd. (Australia)			18,919	148,678

Dr. Pepper Snapple Group, Inc.			2,848	266,117

PepsiCo, Inc.			6,645	733,475

Thai Beverage PCL (Thailand)			44,600	30,234

				1,227,964
Biotechnology (1.8%)

Amgen, Inc.			4,525	798,798

Biogen, Inc.(NON)			733	211,544

Celgene Corp.(NON)			1,290	159,328

Gilead Sciences, Inc.			2,790	196,639

				1,366,309
Broadcasting (1.0%)

Discovery Communications, Inc. Class A(NON)(S)			20,736	596,367

Liberty SiriusXM Group Class A(NON)			2,531	99,544

RTL Group SA (Belgium)			555	42,698

				738,609
Building materials (0.6%)

Asahi Glass Co., Ltd. (Japan)			2,000	16,343

Masco Corp.			9,920	335,098

Owens Corning			2,223	130,023

				481,464
Cable television (—%)

Cable One, Inc.			59	36,900

				36,900
Chemicals (1.5%)

Asahi Kasei Corp. (Japan)			7,000	68,196

Asian Paints, Ltd. (India)			1,506	23,119

BASF SE (Germany)			2,380	221,628

Cabot Corp.			650	37,687

Celanese Corp. Ser. A			1,640	146,239

Covestro AG (Germany)			612	46,078

Evonik Industries AG (Germany)			3,848	123,561

Hansol Chemical Co., Ltd. (South Korea)			328	22,249

Hitachi Chemical Co., Ltd. (Japan)			1,500	42,258

Johnson Matthey PLC (United Kingdom)			1,628	61,896

Kuraray Co., Ltd. (Japan)			2,900	44,012

Mitsubishi Chemical Holdings Corp. (Japan)			8,700	66,808

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,500	31,590

PTT Global Chemical PCL (Thailand)			20,500	41,845

Shin-Etsu Chemical Co., Ltd. (Japan)			400	33,835

W.R. Grace & Co.			724	51,288

Yara International ASA (Norway)			2,005	76,125

				1,138,414
Commercial and consumer services (1.0%)

Compass Group PLC (United Kingdom)			6,339	117,829

Dai Nippon Printing Co., Ltd. (Japan)			5,000	54,386

Euronet Worldwide, Inc.(NON)			711	58,857

Flight Centre Travel Group, Ltd. (Australia)			774	17,114

Global Payments, Inc.			485	38,650

Industrivarden AB Class A (Sweden)			1,536	32,467

Itausa - Investimentos Itau SA (Rights) (Brazil)(F)(NON)			150	190

Itausa - Investimentos Itau SA (Preference) (Brazil)			9,200	29,691

Randstad Holding NV (Netherlands)			577	33,565

Reed Elsevier PLC (United Kingdom)			2,242	41,869

Securitas AB Class B (Sweden)			540	8,244

ServiceMaster Global Holdings, Inc.(NON)			2,392	95,273

TransUnion(NON)			967	35,866

Vantiv, Inc. Class A(NON)			2,560	167,373

				731,374
Communications equipment (0.6%)

Cisco Systems, Inc.			10,966	374,818

Motorola Solutions, Inc.			1,435	113,322

				488,140
Computers (2.9%)

Amadeus IT Holding SA Class A (Spain)			2,560	119,073

Apple, Inc.			8,857	1,213,320

Brocade Communications Systems, Inc.			11,189	137,737

Fujitsu, Ltd. (Japan)			1,000	5,810

HP, Inc.			19,375	336,544

NCR Corp.(NON)			2,606	125,270

Nuance Communications, Inc.(NON)			4,785	81,489

Otsuka Corp. (Japan)			400	20,330

Xerox Corp.			18,360	136,598

				2,176,171
Conglomerates (0.2%)

Siemens AG (Germany)			921	119,817

Vivendi SA (France)			270	4,764

				124,581
Construction (0.6%)

Adhi Karya Persero Tbk PT (Indonesia)			143,800	22,967

CEMEX Holdings Philippines, Inc. (Philippines)(NON)			105,800	19,152

China Resources Cement Holdings, Ltd. (China)			58,000	30,185

China State Construction International Holdings, Ltd. (China)			26,000	42,536

Fletcher Building, Ltd. (New Zealand)			1,201	8,357

Kajima Corp. (Japan)			4,000	26,063

NCC, Ltd./India (India)(NON)			25,732	32,320

Promotora y Operadora de Infraestructura SAB de CV (Mexico)(NON)			2,913	27,188

Sika AG (Switzerland)			5	28,153

Skanska AB (Sweden)			5,641	134,485

Taisei Corp. (Japan)			7,000	49,099

				420,505
Consumer (1.1%)

Basso Industry Corp. (Taiwan)			13,000	37,447

Christian Dior SE (France)			316	66,921

Clorox Co. (The)			2,140	292,773

Kimberly-Clark Corp.			2,583	342,377

Stanley Black & Decker, Inc.			892	113,418

				852,936
Consumer finance (0.4%)

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			12,300	67,990

Muthoot Finance, Ltd. (India)(NON)			6,181	33,009

Synchrony Financial			5,193	188,194

				289,193
Consumer goods (0.4%)

Estee Lauder Cos., Inc. (The) Class A			2,970	246,065

Henkel AG & Co. KGaA (Preference) (Germany)			168	20,984

Reckitt Benckiser Group PLC (United Kingdom)			709	64,319

Unilever PLC (United Kingdom)			125	5,924

				337,292
Consumer services (0.2%)

Ashtead Group PLC (United Kingdom)			3,514	72,207

B2W Cia Digital (Brazil)(NON)			6,726	26,593

momo.com, Inc. (Taiwan)			5,000	31,572

				130,372
Containers (0.6%)

Berry Plastics Group, Inc.(NON)			1,765	88,832

Crown Holdings, Inc.(NON)			7,003	375,291

				464,123
Distribution (0.5%)

ITOCHU Corp. (Japan)			3,000	43,433

Jardine Cycle & Carriage, Ltd. (Singapore)			700	21,334

Pool Corp.			530	60,796

Sysco Corp.			4,804	253,267

				378,830
Electric utilities (2.3%)

American Electric Power Co., Inc.			1,501	100,522

Chubu Electric Power Co., Inc. (Japan)			3,100	40,838

CLP Holdings, Ltd. (Hong Kong)			4,500	45,766

E.ON SE (Germany)			9,812	76,153

Edison International			3,040	242,410

Endesa SA (Spain)			3,089	65,761

Enel SpA (Italy)			36,717	157,615

Energisa SA 144A (Units) (Brazil)			3,100	22,520

Entergy Corp.			7,948	609,294

Iberdrola SA (Spain)			3,002	19,953

Power Grid Corp. of India, Ltd. (India)			10,469	30,151

PPL Corp.			6,360	234,557

RWE AG (Germany)(NON)			2,117	30,176

Tohoku Electric Power Co., Inc. (Japan)			2,900	37,223

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			2,900	11,151

				1,724,090
Electrical equipment (0.5%)

Allegion PLC (Ireland)			1,313	95,311

Daikin Industries, Ltd. (Japan)			100	9,493

Honeywell International, Inc.			1,996	248,502

				353,306
Electronics (1.8%)

Agilent Technologies, Inc.			6,770	347,301

Exide Industries, Ltd. (India)(NON)			14,609	46,388

Hoya Corp. (Japan)			900	40,728

LG Display Co., Ltd. (South Korea)			355	8,602

NVIDIA Corp.			5,234	531,146

Samsung Electronics Co., Ltd. (Preference) (South Korea)			15	$19,845

Samsung Electronics Co., Ltd. (South Korea)			172	292,358

SK Hynix, Inc. (South Korea)			867	35,807

Tripod Technology Corp. (Taiwan)			17,000	44,376

				1,366,551
Energy (oil field) (1.4%)

Baker Hughes, Inc.			9,216	555,540

Schlumberger, Ltd.			5,393	433,381

Superior Energy Services, Inc.(NON)(S)			5,949	98,159

				1,087,080
Energy (other) (0.1%)

Vestas Wind Systems A/S (Denmark)			735	54,521

				54,521
Engineering and construction (0.7%)

ACS Actividades de Construccion y Servicios SA (Spain)			2,397	75,229

CTCI Corp. (Taiwan)			19,000	31,478

Fluor Corp.			1,353	74,943

Jacobs Engineering Group, Inc.(NON)			1,099	61,995

KBR, Inc.			1,935	29,122

Quanta Services, Inc.(NON)			6,715	250,604

				523,371
Entertainment (0.2%)

IMAX China Holding, Inc. (China)(NON)			4,000	19,168

Madison Square Garden Co. (The) Class A(NON)			152	27,263

Vail Resorts, Inc.			506	91,677

				138,108
Environmental (—%)

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			7,000	29,049

				29,049
Financial (2.6%)

3i Group PLC (United Kingdom)			19,417	165,884

AerCap Holdings NV (Ireland)(NON)			400	18,120

Ally Financial, Inc.			5,015	112,787

Broadridge Financial Solutions, Inc.			1,002	69,469

CoreLogic, Inc.(NON)			1,459	57,178

DGB Financial Group, Inc. (South Korea)			4,170	38,353

Edelweiss Financial Services, Ltd. (India)			18,291	37,613

Hana Financial Group, Inc. (South Korea)			1,454	45,327

HSBC Holdings PLC (United Kingdom)			14,231	114,162

Mizuho Financial Group, Inc. (Japan)			98,816	184,447

Morgan Stanley			20,349	929,339

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			20,360	43,029

ORIX Corp. (Japan)			6,500	101,106

Shriram Transport Finance Co., Ltd. (India)			2,713	37,784

UBS Group AG (Switzerland)			1,094	16,851

				1,971,449
Food (1.6%)

Aryzta AG (Switzerland)			1,166	37,708

ConAgra Foods, Inc.			483	19,904

Gruma SAB de CV Class B (Mexico)			2,278	29,924

Hershey Co. (The)			2,736	296,446

Ingredion, Inc.			814	98,404

JM Smucker Co. (The)			1,467	207,918

M Dias Branco SA (Brazil)			1,356	60,238

MEIJI Holdings Co., Ltd. (Japan)			200	15,986

Nestle SA (Switzerland)			1,440	106,457

Sao Martinho SA (Brazil)			5,229	31,935

Tate & Lyle PLC (United Kingdom)			9,679	89,356

WH Group, Ltd. (Hong Kong)			76,000	59,426

Wilmar International, Ltd. (Singapore)			12,200	31,688

WM Morrison Supermarkets PLC (United Kingdom)			18,749	56,440

X5 Retail Group NV GDR (Russia)(NON)			1,911	57,903

				1,199,733
Forest products and packaging (0.4%)

Graphic Packaging Holding Co.			6,303	84,145

Mondi, Ltd. (South Africa)			1,619	37,092

Nine Dragons Paper Holdings, Ltd. (China)			13,000	16,495

Stora Enso OYJ Class R (Finland)			6,191	66,506

UPM-Kymmene OYJ (Finland)			2,886	68,578

				272,816
Gaming and lottery (0.3%)

Aristocrat Leisure, Ltd. (Australia)			4,478	56,993

International Game Technology PLC			1,732	46,764

TABCORP Holdings, Ltd. (Australia)			25,441	83,094

William Hill PLC (United Kingdom)			21,294	69,729

				256,580
Health-care services (3.0%)

Alfresa Holdings Corp. (Japan)			500	8,999

AmerisourceBergen Corp.			6,744	617,143

Cardinal Health, Inc.			1,191	96,912

Charles River Laboratories International, Inc.(NON)			1,388	120,714

Fresenius SE & Co. KGaA (Germany)			246	19,551

McKesson Corp.			1,790	268,733

Medipal Holdings Corp. (Japan)			2,500	41,235

UnitedHealth Group, Inc.			5,781	956,062

WellCare Health Plans, Inc.(NON)			1,076	151,931

				2,281,280
Homebuilding (0.2%)

Berkeley Group Holdings PLC (The) (United Kingdom)			170	6,210

Daito Trust Construction Co., Ltd. (Japan)			200	27,985

Howard Hughes Corp. (The)(NON)			189	21,994

Taylor Wimpey PLC (United Kingdom)			19,474	43,496

Thor Industries, Inc.			591	65,495

				165,180
Household furniture and appliances (0.1%)

Coway Co., Ltd. (South Korea)			421	33,323

Electrolux AB Ser. B (Sweden)			1,705	45,219

M.Video PJSC (Russia)(NON)			3,765	24,084

				102,626
Insurance (3.9%)

Aflac, Inc.			3,004	217,339

AIA Group, Ltd. (Hong Kong)			5,200	32,856

Allianz SE (Germany)			1,092	189,957

Allied World Assurance Co. Holdings AG			1,435	75,797

Allstate Corp. (The)			6,091	500,437

Aspen Insurance Holdings, Ltd.			789	44,223

AXA SA (France)			4,650	109,707

Cathay Financial Holding Co., Ltd. (Taiwan)			39,000	61,248

China Life Insurance Co., Ltd. (Taiwan)			38,000	37,291

Dongbu Insurance Co., Ltd. (South Korea)			397	21,452

Hartford Financial Services Group, Inc. (The)			5,449	266,402

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			814	23,324

Lincoln National Corp.			5,076	356,132

Mapfre SA (Spain)			11,385	35,231

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			104	19,656

NN Group NV (Netherlands)			3,727	115,786

Ping An Insurance Group Co. of China, Ltd. (China)			13,500	71,996

Prudential Financial, Inc.			1,743	192,671

Reinsurance Group of America, Inc.			683	88,831

Swiss Life Holding AG (Switzerland)			300	94,389

Swiss Re AG (Switzerland)			1,782	159,331

Voya Financial, Inc.			4,942	203,759

				2,917,815
Investment banking/Brokerage (1.1%)

Ameriprise Financial, Inc.			2,454	322,701

Daiwa Securities Group, Inc. (Japan)			3,000	19,021

E*Trade Financial Corp.(NON)			8,659	298,822

Investor AB Class B (Sweden)			3,972	157,532

Partners Group Holding AG (Switzerland)			97	50,753

				848,829
Lodging/Tourism (0.1%)

Hyatt Hotels Corp. Class A(NON)			538	27,621

TUI AG (Germany)			1,314	18,555

				46,176
Machinery (0.5%)

Atlas Copco AB Class A (Sweden)			927	30,357

BWX Technologies, Inc.			1,720	79,877

Mitsubishi Electric Corp. (Japan)			8,300	121,717

NSK, Ltd. (Japan)			2,900	41,353

Sumitomo Heavy Industries, Ltd. (Japan)			3,000	21,229

Xylem, Inc.			2,082	100,186

				394,719
Manufacturing (0.6%)

AO Smith Corp.			1,851	93,216

Carlisle Cos., Inc.			615	63,530

Crane Co.			434	31,374

Ingersoll-Rand PLC			2,935	232,922

Jain Irrigation Systems, Ltd. (India)(NON)			19,404	27,309

				448,351
Media (0.8%)

Interpublic Group of Cos., Inc. (The)			8,043	193,836

Lagardere SCA (France)			618	15,543

Naspers, Ltd. Class N (South Africa)			794	126,972

Pearson PLC (United Kingdom)			5,536	46,299

Twenty-First Century Fox, Inc.			7,428	222,246

				604,896
Medical technology (1.2%)

Bruker Corp.			1,997	48,228

C.R. Bard, Inc.			1,597	391,648

Cochlear, Ltd. (Australia)			436	43,640

Hologic, Inc.(NON)			5,407	219,416

Sonic Healthcare, Ltd. (Australia)			4,995	82,414

VCA, Inc.(NON)			1,078	97,990

				883,336
Metals (1.1%)

AngloGold Ashanti, Ltd. (South Africa)(NON)			3,253	36,110

Boliden AB (Sweden)			4,087	124,784

Cia de Minas Buenaventura SAA ADR (Peru)			1,611	19,815

Fortescue Metals Group, Ltd. (Australia)			8,315	42,267

Glencore PLC (United Kingdom)(NON)			3,683	14,718

Hitachi Metals, Ltd. (Japan)			700	9,969

Mitsubishi Materials Corp. (Japan)			500	16,601

Newmont Mining Corp.			10,392	355,822

Reliance Steel & Aluminum Co.			1,154	97,686

Steel Dynamics, Inc.			2,361	86,413

voestalpine AG (Austria)			722	30,385

				834,570
Natural gas utilities (0.8%)

Centrica PLC (United Kingdom)			17,205	48,441

Gas Natural SDG SA (Spain)			441	8,585

NiSource, Inc.			4,760	113,812

Toho Gas Co., Ltd. (Japan)			6,000	43,153

Tokyo Gas Co., Ltd. (Japan)			5,000	22,689

UGI Corp.			6,797	327,819

Vectren Corp.			611	34,430

				598,929
Oil and gas (4.1%)

Caltex Australia, Ltd. (Australia)			1,296	27,961

Chevron Corp.			5,423	610,088

Exxon Mobil Corp.			11,799	959,495

Gazprom Neft PAO ADR (Russia)			2,098	41,436

Indian Oil Corp., Ltd. (India)			5,638	32,538

Lukoil PJSC ADR (Russia)			1,526	80,878

MOL Hungarian Oil & Gas PLC (Hungary)			518	35,525

Nabors Industries, Ltd.			12,567	183,981

Neste OYJ (Finland)			527	18,357

Occidental Petroleum Corp.			1,332	87,313

OMV AG (Austria)			3,967	151,547

Patterson-UTI Energy, Inc.			3,966	109,541

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)			3,384	34,111

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)			1,620	15,212

PTT PCL (Foreign depositary receipts) (Thailand)			2,400	27,297

QEP Resources, Inc.(NON)			7,955	109,461

Repsol SA (Spain)			6,608	98,007

Rowan Cos. PLC Class A(NON)			6,234	112,960

Royal Dutch Shell PLC Class A (United Kingdom)			415	10,708

Royal Dutch Shell PLC Class B (United Kingdom)			3,201	86,331

Total SA (France)			4,866	242,545

				3,075,292
Pharmaceuticals (4.8%)

Actelion, Ltd. (Switzerland)			93	25,029

Allergan PLC(NON)			429	105,028

Aspen Pharmacare Holdings, Ltd. (South Africa)			1,414	30,546

Astellas Pharma, Inc. (Japan)			5,300	71,330

AstraZeneca PLC (United Kingdom)			1,049	60,449

Bayer AG (Germany)			1,515	166,598

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			48,000	24,300

Eli Lilly & Co.			2,074	171,748

GlaxoSmithKline PLC (United Kingdom)			11,467	234,491

Johnson & Johnson			9,394	1,148,041

Lonza Group AG (Switzerland)			268	49,365

Mitsubishi Tanabe Pharma Corp. (Japan)			1,200	24,674

Novartis AG (Switzerland)			1,573	122,789

Pfizer, Inc.			19,009	648,587

Richter Gedeon Nyrt (Hungary)			2,259	50,103

Roche Holding AG (Switzerland)			759	184,923

Sanofi (France)			2,714	233,841

Shire PLC (United Kingdom)			248	14,937

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			123	14,749

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			1,133	39,678

Zoetis, Inc.			3,318	176,883

				3,598,089
Power producers (0.1%)

Concord New Energy Group, Ltd. (China)			870,000	45,949

				45,949
Publishing (0.3%)

John Wiley & Sons, Inc. Class A			391	20,410

News Corp. Class A			7,325	93,907

RR Donnelley & Sons Co.			1,145	19,202

Toppan Printing Co., Ltd. (Japan)			3,000	30,228

Wolters Kluwer NV (Netherlands)			1,457	59,681

				223,428
Railroads (0.2%)

Central Japan Railway Co. (Japan)			900	147,243

				147,243
Real estate (3.5%)

AGNC Investment Corp.(R)			7,621	149,600

Aldar Properties PJSC (United Arab Emirates)(NON)			38,827	25,374

Annaly Capital Management, Inc.(R)			16,894	187,523

Barratt Developments PLC (United Kingdom)			4,110	26,086

Brandywine Realty Trust(R)			4,085	68,056

Brixmor Property Group, Inc.(R)			2,819	65,795

Camden Property Trust(R)			1,009	85,412

CBRE Group, Inc. Class A(NON)			2,227	79,326

Chimera Investment Corp.(R)			4,313	82,982

Corporate Office Properties Trust(R)			1,510	51,476

Duke Realty Corp.(R)			5,042	129,277

Emaar Properties PJSC (United Arab Emirates)			29,230	59,296

Equity Commonwealth(NON)(R)			1,172	36,637

Equity Lifestyle Properties, Inc.(R)			715	56,928

Equity Residential Trust(R)			4,324	272,715

Extra Space Storage, Inc.(R)			316	25,024

Highwoods Properties, Inc.(R)			1,136	59,629

Iida Group Holdings Co., Ltd. (Japan)			1,700	28,751

Kerry Properties, Ltd. (Hong Kong)			14,000	42,922

Macerich Co. (The)(R)			1,115	75,129

MFA Financial, Inc.(R)			3,259	26,137

Mid-America Apartment Communities, Inc.(R)			1,187	121,941

New World Development Co., Ltd. (Hong Kong)			63,000	82,454

Nomura Real Estate Holdings, Inc. (Japan)			1,300	22,055

Persimmon PLC (United Kingdom)			1,893	48,411

Quality Care Properties, Inc.(NON)(R)			2,376	45,096

Retail Properties of America, Inc. Class A(R)			2,053	31,637

Sekisui Chemical Co., Ltd. (Japan)			2,500	41,279

Senior Housing Properties Trust(R)			2,648	54,284

Spirit Realty Capital, Inc.(R)			11,600	127,484

Starwood Property Trust, Inc.(R)			5,395	123,330

Sun Hung Kai Properties, Ltd. (Hong Kong)			2,000	29,242

Surya Semesta Internusa Tbk PT (Indonesia)			189,318	7,808

VEREIT, Inc.(R)			11,006	99,824

Weingarten Realty Investors(R)			628	22,275

Wharf Holdings, Ltd. (The) (Hong Kong)			4,000	31,715

Wheelock and Co., Ltd. (Hong Kong)			13,000	84,485

WP Carey, Inc.(R)			587	37,034

				2,644,429
Restaurants (1.3%)

Darden Restaurants, Inc.			331	24,719

Gourmet Master Co., Ltd. (Taiwan)			3,000	28,171

McDonald's Corp.			3,461	441,797

Starbucks Corp.			8,650	491,926

				986,613
Retail (6.0%)

Amazon.com, Inc.(NON)			1,199	1,013,203

BGF retail Co., Ltd. (South Korea)			436	39,330

CCC SA (Poland)			358	19,856

Dixons Carphone PLC (United Kingdom)			2,140	8,046

Harvey Norman Holdings, Ltd. (Australia)			19,808	78,212

Home Depot, Inc. (The)			5,924	858,447

J Sainsbury PLC (United Kingdom)			21,436	71,179

KAR Auction Services, Inc.			3,279	146,965

Kingfisher PLC (United Kingdom)			30,850	126,019

Koninklijke Ahold Delhaize NV (Netherlands)			8,476	180,128

Liberty Interactive Corp. Class A(NON)			2,362	44,595

Lowe's Cos., Inc.			7,369	548,033

Macy's, Inc.			585	19,434

Marks & Spencer Group PLC (United Kingdom)			12,390	51,473

Matahari Department Store Tbk PT (Indonesia)			19,000	19,447

METRO AG (Germany)			2,024	62,751

Poya International Co., Ltd. (Taiwan)			3,000	34,810

PVH Corp.			2,148	196,757

Urban Outfitters, Inc.(NON)			2,269	59,062

Vista Outdoor, Inc.(NON)			543	10,985

Wal-Mart Stores, Inc.			12,123	859,884

World Fuel Services Corp.			765	27,670

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			9,500	35,367

				4,511,653
Schools (—%)

Estacio Participacoes SA (Brazil)			3,400	16,383

				16,383
Semiconductor (1.5%)

Applied Materials, Inc.			17,725	642,000

Maxim Integrated Products, Inc.			6,767	299,778

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			34,000	209,156

				1,150,934
Shipping (0.8%)

A. P. Moeller-Maersck A/S (Denmark)			34	55,432

United Parcel Service, Inc. Class B			4,771	504,581

Yangzijiang Shipbuilding Holdings, Ltd. (China)			110,200	72,738

				632,751
Software (3.4%)

Adobe Systems, Inc.(NON)			4,069	481,525

Amdocs, Ltd.			3,799	230,409

Intuit, Inc.			856	107,377

Microsoft Corp.			23,867	1,527,011

Tencent Holdings, Ltd. (China)			7,600	202,656

				2,548,978
Staffing (—%)

Recruit Holdings Co., Ltd. (Japan)			200	9,809

				9,809
Technology (—%)

SoftBank Corp. (Japan)			300	22,329

				22,329
Technology services (4.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			1,689	173,798

Alphabet, Inc. Class A(NON)			1,875	1,584,244

AtoS SE (France)			1,261	148,953

Computer Sciences Corp.			5,296	363,094

CSRA, Inc.			2,016	60,117

Dell Technologies, Inc. - VMware, Inc. Class V(NON)			2,226	141,329

eBay, Inc.(NON)			13,161	446,158

Facebook, Inc. Class A(NON)			4,781	648,017

Mixi, Inc. (Japan)			600	26,009

				3,591,719
Telecommunications (1.2%)

BT Group PLC (United Kingdom)			10,802	43,843

China Mobile, Ltd. (China)			6,500	71,674

Eutelsat Communications SA (France)			571	11,224

Juniper Networks, Inc.			14,756	413,168

NICE, Ltd. (Israel)			424	29,451

NTT DoCoMo, Inc. (Japan)			4,143	98,352

Orange SA (France)			3,561	53,815

PCCW, Ltd. (Hong Kong)			7,000	4,265

Safaricom, Ltd. (Kenya)			123,641	21,388

Telenor ASA (Norway)			4,599	74,991

Telstra Corp., Ltd. (Australia)			28,058	103,688

				925,859
Telephone (1.6%)

KDDI Corp. (Japan)			2,200	57,553

Nippon Telegraph & Telephone Corp. (Japan)			3,300	139,555

Verizon Communications, Inc.			20,821	1,033,346

				1,230,454
Textiles (0.3%)

Carter's, Inc.			2,368	208,408

				208,408
Tire and rubber (0.1%)

Cie Generale des Etablissements Michelin (France)			312	35,053

Hankook Tire Co., Ltd. (South Korea)			786	41,568

				76,621
Tobacco (1.4%)

Altria Group, Inc.			11,228	841,202

British American Tobacco PLC (United Kingdom)			3,121	196,733

				1,037,935
Toys (—%)

Namco Bandai Holdings, Inc. (Japan)			900	25,916

				25,916
Transportation (—%)

EcoRodovias Infraestrutura e Logistica SA (Brazil)			10,283	30,376

				30,376
Transportation services (0.3%)

Deutsche Post AG (Germany)			4,883	167,477

Royal Mail PLC (United Kingdom)			16,382	84,278

				251,755
Trucks and parts (0.5%)

Allison Transmission Holdings, Inc.			8,477	305,002

JTEKT Corp (Japan)			2,200	37,363

Nexteer Automotive Group, Ltd.			26,000	33,560

				375,925
Waste Management (0.4%)

Waste Management, Inc.			3,831	280,889

				280,889
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			54,000	35,337

Cia de Saneamento de Minas Gerais (COPASA MG) (Brazil)			1,622	26,898

				62,235

Total common stocks (cost $56,857,322)				$66,570,188

INVESTMENT COMPANIES (2.0%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF(S)			2,839	$107,854

SPDR S&P 500 ETF Trust			5,234	1,237,684

SPDR S&P MidCap 400 ETF Trust			530	166,770

Total investment companies (cost $1,463,220)				$1,512,308

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	4/5/17	$0.00	584	$19,963

Herfy Food Services Co. 144A (Saudi Arabia)	12/5/17	0.00	976	21,094

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	5,861	33,756

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	9,732	28,790

Total warrants (cost $97,212)				$103,603

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

USD/JPY (Call)	May-17/JPY 118.00		$273,600	$1,081

USD/MXN (Put)	Apr-17/MXN 19.90		588,300	7,149

Total purchased options outstanding (cost $14,795)				$8,230

SHORT-TERM INVESTMENTS (11.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.97%(AFF)		Shares	900,871	$900,871

Putnam Short Term Investment Fund 0.76%(AFF)		Shares	7,629,819	7,629,819

U.S. Treasury Bills 0.411%, 3/16/17			$4,000	3,999

U.S. Treasury Bills 0.468%, 3/23/17(SEG)			212,000	211,948

U.S. Treasury Bills 0.505%, 3/2/17(SEG)			76,000	75,999

Total short-term investments (cost $8,822,628)				$8,822,636

TOTAL INVESTMENTS

Total investments (cost $67,255,177)(b)				$77,016,965

FORWARD CURRENCY CONTRACTS at 2/28/17 (aggregate face value $10,942,042) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$56,215	$53,230	$2,985
	Brazilian Real	Buy	4/3/17	74,709	72,106	2,603
	British Pound	Buy	3/16/17	137,156	140,312	(3,156)
	Canadian Dollar	Buy	4/19/17	50,764	50,200	564
	Euro	Buy	3/16/17	200,876	201,919	(1,043)
	Hong Kong Dollar	Sell	5/17/17	116,146	116,199	53
	Indian Rupee	Buy	5/17/17	74,055	73,483	572
	Japanese Yen	Sell	5/17/17	34,163	34,693	530
	New Zealand Dollar	Sell	4/19/17	68,689	66,015	(2,674)
	Norwegian Krone	Sell	3/16/17	84,926	85,198	272
	Russian Ruble	Buy	3/16/17	73,466	71,643	1,823
	Russian Ruble	Sell	3/16/17	73,466	73,322	(144)
	Singapore Dollar	Sell	5/17/17	74,600	72,970	(1,630)
	Swedish Krona	Buy	3/16/17	72,214	72,323	(109)
Barclays Bank PLC
	Australian Dollar	Sell	4/19/17	48,326	45,741	(2,585)
	British Pound	Sell	3/16/17	26,562	27,146	584
	Canadian Dollar	Buy	4/19/17	35,324	34,925	399
	Euro	Sell	3/16/17	37,419	35,762	(1,657)
	Hong Kong Dollar	Sell	5/17/17	12,378	12,385	7
	Japanese Yen	Buy	5/17/17	98,828	98,359	469
	New Zealand Dollar	Sell	4/19/17	35,820	33,905	(1,915)
	Swedish Krona	Buy	3/16/17	71,848	70,898	950
	Swiss Franc	Buy	3/16/17	134,619	134,670	(51)
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	116,718	110,715	6,003
	Australian Dollar	Sell	4/19/17	73,829	73,837	8
	British Pound	Sell	3/16/17	198,225	200,974	2,749
	Canadian Dollar	Buy	4/19/17	71,702	72,625	(923)
	Danish Krone	Buy	3/16/17	111,675	113,334	(1,659)
	Danish Krone	Sell	3/16/17	31,459	31,824	365
	Euro	Buy	3/16/17	144,906	146,665	(1,759)
	Euro	Sell	3/16/17	107,487	106,363	(1,124)
	Indonesian Rupiah	Buy	5/17/17	71,684	71,548	136
	Japanese Yen	Sell	5/17/17	30,612	30,304	(308)
	New Zealand Dollar	Buy	4/19/17	37,905	36,409	1,496
	New Zealand Dollar	Sell	4/19/17	75,954	76,298	344
	Norwegian Krone	Sell	3/16/17	37,661	37,732	71
	South African Rand	Buy	4/19/17	75,454	72,721	2,733
	South African Rand	Sell	4/19/17	73,519	73,255	(264)
	Swedish Krona	Buy	3/16/17	150,602	151,296	(694)
Credit Suisse International
	Australian Dollar	Buy	4/19/17	149,037	148,195	842
	Canadian Dollar	Buy	4/19/17	62,062	61,353	709
	Hong Kong Dollar	Sell	5/17/17	74,680	74,711	31
	Japanese Yen	Buy	5/17/17	251,791	249,189	2,602
	New Zealand Dollar	Sell	4/19/17	73,364	73,113	(251)
	Norwegian Krone	Buy	3/16/17	3,137	3,126	11
	Swedish Krona	Buy	3/16/17	71,848	70,898	950
	Swiss Franc	Buy	3/16/17	134,419	134,494	(75)
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	18,611	18,769	(158)
	British Pound	Sell	3/16/17	3,600	3,680	80
	Canadian Dollar	Sell	4/19/17	3,464	4,228	764
	Euro	Sell	3/16/17	6,360	2,276	(4,084)
	Indian Rupee	Buy	5/17/17	74,053	73,180	873
	Japanese Yen	Buy	5/17/17	140,236	138,257	1,979
	New Taiwan Dollar	Sell	5/17/17	88,176	87,711	(465)
	New Zealand Dollar	Sell	4/19/17	201,970	197,482	(4,488)
	Norwegian Krone	Sell	3/16/17	25,052	26,432	1,380
	Russian Ruble	Buy	3/16/17	151,097	141,165	9,932
	Russian Ruble	Sell	3/16/17	151,097	146,904	(4,193)
	South Korean Won	Sell	5/17/17	3,917	1,544	(2,373)
	Swedish Krona	Buy	3/16/17	71,360	71,649	(289)
HSBC Bank USA, National Association
	British Pound	Buy	3/16/17	163,470	167,083	(3,613)
	Canadian Dollar	Sell	4/19/17	3,314	4,138	824
	Euro	Sell	3/16/17	36,359	36,497	138
	Hong Kong Dollar	Sell	5/17/17	33,111	33,124	13
	Japanese Yen	Buy	5/17/17	68,186	67,486	700
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	254,191	245,926	8,265
	Brazilian Real	Sell	4/3/17	32	2,218	2,186
	British Pound	Sell	3/16/17	47,540	48,589	1,049
	Canadian Dollar	Buy	4/19/17	23,047	21,980	1,067
	Czech Koruna	Buy	7/19/17	73,200	74,291	(1,091)
	Euro	Buy	3/16/17	68,054	68,793	(739)
	Euro	Sell	7/19/17	437,922	442,124	4,202
	Hong Kong Dollar	Sell	5/17/17	64,468	64,493	25
	Indonesian Rupiah	Buy	5/17/17	162	413	(251)
	Japanese Yen	Sell	5/17/17	713,357	706,074	(7,283)
	New Zealand Dollar	Sell	4/19/17	330,572	320,923	(9,649)
	Norwegian Krone	Buy	3/16/17	39,689	38,910	779
	Singapore Dollar	Buy	5/17/17	107,154	106,672	482
	South Korean Won	Sell	5/17/17	159,074	155,278	(3,796)
	Swedish Krona	Buy	3/16/17	38,624	36,344	2,280
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	65,481	61,975	3,506
	Canadian Dollar	Buy	4/19/17	180,913	180,581	332
	Canadian Dollar	Sell	4/19/17	71,702	71,460	(242)
	Czech Koruna	Buy	7/19/17	73,200	74,261	(1,061)
	Euro	Buy	3/16/17	129,112	130,980	(1,868)
	Euro	Sell	7/19/17	214,043	214,959	916
	Japanese Yen	Sell	5/17/17	75,841	75,911	70
	New Zealand Dollar	Buy	4/19/17	111,197	109,783	1,414
	New Zealand Dollar	Sell	4/19/17	46,824	44,968	(1,856)
	Norwegian Krone	Buy	3/16/17	72,770	73,031	(261)
	Norwegian Krone	Sell	3/16/17	37,650	37,720	70
	Swedish Krona	Buy	3/16/17	72,691	71,395	1,296
	Swedish Krona	Sell	3/16/17	71,892	72,963	1,071
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	105,000	104,715	285
	British Pound	Sell	3/16/17	70,626	71,376	750
	Canadian Dollar	Buy	4/19/17	69,970	69,165	805
	Euro	Sell	3/16/17	130,066	130,410	344
	Japanese Yen	Sell	5/17/17	12,388	12,254	(134)
	New Zealand Dollar	Sell	4/19/17	69,480	66,718	(2,762)
	Singapore Dollar	Sell	5/17/17	74,529	73,059	(1,470)
	Swedish Krona	Buy	3/16/17	154,350	151,437	2,913
UBS AG
	Australian Dollar	Buy	4/19/17	107,451	100,872	6,579
	British Pound	Sell	3/16/17	9,682	9,889	207
	Canadian Dollar	Buy	4/19/17	71,702	72,289	(587)
	Euro	Sell	3/16/17	86,605	84,431	(2,174)
	Japanese Yen	Buy	5/17/17	219,807	217,597	2,210
	New Zealand Dollar	Sell	4/19/17	68,761	66,025	(2,736)
	Norwegian Krone	Buy	3/16/17	72,830	71,942	888
	Swedish Krona	Buy	3/16/17	219,002	222,525	(3,523)
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	360,570	348,591	11,979
	Euro	Sell	3/16/17	70,598	71,197	599
	Japanese Yen	Buy	5/17/17	251,791	249,083	2,708
	New Zealand Dollar	Sell	4/19/17	75,954	75,464	(490)

Total						$23,164

FUTURES CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	75	$5,193,750	Mar-17	$54,692
S&P 500 Index E-Mini (Long)	8	945,120	Mar-17	52,523
S&P 500 Index E-Mini (Short)	6	708,840	Mar-17	(28,731)
Tokyo Price Index (Long)	5	682,718	Mar-17	(4,990)

Total				$73,494

WRITTEN OPTIONS OUTSTANDING at 2/28/17 (premiums $4,374) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

USD/JPY (Call)	May-17/JPY 125.00	$273,600	$79
USD/MXN (Put)	Apr-17/MXN 19.00	588,300	1,150

Total			$1,229

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $75,702,817.
(b)	The aggregate identified cost on a tax basis is $67,541,122, resulting in gross unrealized appreciation and depreciation of $10,872,425 and $1,396,582, respectively, or net unrealized appreciation of $9,475,843.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$980,739	$17,867,290	$17,947,158	$6,321	$900,871
	Putnam Short Term Investment Fund**	1,793,425	26,603,789	20,767,395	26,517	7,629,819
	Totals	$2,774,164	$44,471,079	$38,714,553	$32,838	$8,530,690
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $900,871, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $871,078.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $12,252 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.2%
	Japan	3.8
	United Kingdom	3.0
	France	2.0
	Germany	1.7
	China	1.5
	Switzerland	1.2
	South Korea	1.0
	Australia	1.0
	Taiwan	0.7
	Sweden	0.7
	Spain	0.7
	Hong Kong	0.6
	India	0.5
	Netherlands	0.5
	Brazil	0.5
	Russia	0.5
	Other	2.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific securities, and to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $7,209 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,666,305	$—	$—
Capital goods	4,515,304	—	—
Communication services	2,193,213	—	—
Conglomerates	124,581	—	—
Consumer cyclicals	9,806,876	190	—
Consumer staples	5,638,989	—	—
Energy	4,216,893	—	—
Financials	13,830,188	—	—
Health care	8,129,014	—	—
Technology	11,324,977	—	—
Transportation	1,672,610	—	—
Utilities and power	2,431,203	—	—
Total common stocks	66,550,153	190	—
Investment companies	1,512,308	—	—
Preferred stocks	19,845	—	—
Purchased options outstanding	—	8,230	—
Warrants	—	103,603	—
Short-term investments	7,629,819	1,192,817	—

Totals by level	$75,712,125	$1,304,840	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$23,164	$—
Futures contracts	73,494	—	—
Written options outstanding	—	(1,229)	—

Totals by level	$73,494	$21,935	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	115,051	84,886
Equity contracts	210,818	33,721

Total	$325,869	$118,607

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$7,000
Purchased currency option contracts (contract amount)		$340,000
Written equity option contracts (contract amount)		$7,000
Written currency option contracts (contract amount)		$340,000
Futures contracts (number of contracts)		60
Forward currency contracts (contract amount)		$18,300,000
OTC total return swap contracts (notional)		$34,000
Warrants (number of warrants)		30,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Futures contracts§	—	—	—	—	—	—	—	10,595	—	—	—	—	10,595
	Forward currency contracts#	9,402	2,409	13,905	5,145	15,008	1,675	20,335	—	8,675	5,097	9,884	15,286	106,821
	Purchased options#	—	—	—	—	7,149	—	1,081	—	—	—	—	—	8,230

	Total Assets	$9,402	$2,409	$13,905	$5,145	$22,157	$1,675	$21,416	$10,595	$8,675	$5,097	$9,884	$15,286	$125,646

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	—	92,463	—	—	—	—	92,463
	Forward currency contracts#	8,756	6,208	6,731	326	16,050	3,613	22,809	—	5,288	4,366	9,020	490	83,657
	Written options#	—	—	—	—	1,150	—	79	—	—	—	—	—	1,229

	Total Liabilities	$8,756	$6,208	$6,731	$326	$17,200	$3,613	$22,888	$92,463	$5,288	$4,366	$9,020	$490	$177,349

	Total Financial and Derivative Net Assets	$646	$(3,799)	$7,174	$4,819	$4,957	$(1,938)	$(1,472)	$(81,868)	$3,387	$731	$864	$14,796	$(51,703)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$646	$(3,799)	$7,174	$4,819	$4,957	$(1,938)	$(1,472)	$(81,868)	$3,387	$731	$864	$14,796

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017